Share-based Compensation Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
The following table provides share-based compensation reflected in the Company’s condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$—	$12
General and administrative	58	102

	$58	$114

The following table provides share-based compensation reflected in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$29	$91
General and administrative	412	534

	$441	$625

Schedule of stock option activity
A summary of stock option activity for the three months ended March 31, 2026, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in thousands)
Outstanding as of December 31, 2025	297,762	$149.73	4.9	$—
Granted	—	$—
Exercised	—	$—
Cancelled or forfeited	(17,355)	$203.65

Outstanding as of March 31, 2026	280,407	$146.39	4.9	$—

Exercisable at March 31, 2026	220,760	$181.20	4.2	$—

A summary of stock option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	335,448	$158.98	4.7	$—
Granted	25,000	$2.36
Exercised	—	$—
Cancelled or forfeited	(62,686)	$140.44

Outstanding as of December 31, 2025	297,762	$149.73	4.9	$—

Exercisable at December 31, 2025	232,385	$187.20	4.0	$—

Schedule of weighted-average assumptions used in estimating the fair value of the stock options
The weighted-average Black-Scholes assumptions used in estimating the fair value of the stock options granted by Cyclerion during the years ended December 31, 2025 and 2024 were as follows:

	Year ended December 31,
	2025	2024
Weighted average risk-free interest rate	3.79%	3.64%
Expected dividend yield	—	—
Expected option term (in years)	5.4	6.0
Expected stock price volatility	141.07%	111.97%

Summary of RSA activity
A summary of RSA activity for the three months ended March 31, 2026 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	104,078	$2.57
Granted	—	—
Vested	(15,024)	2.52
Forfeited	—	—

Unvested as of March 31, 2026	89,054	$2.59

A summary of RSA activity for the years ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	164,174	$2.56
Granted	—	—
Vested	(60,096)	2.52
Forfeited	—	—

Unvested as of December 31, 2025	104,078	$2.57